ASSETS HELD FOR SALE (Table)	6 Months Ended
Jun. 30, 2018
ASSETS HELD FOR SALE
Schedule of assets held for sale

	30 June 2018	31 December 2017
	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	40,980	61,064
Total assets held for sale	40,980	61,064

Restoration provision associated with assets held for sale	980	1,064
	980	1,064